UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Aegis Financial Corporation

Address:  1100 North Glebe Road
          Arlington, Virginia 22201


13F File Number: 28-10411

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   William S. Berno
Title:  Director
Phone:  (703) 528-7788


Signature, Place and Date of Signing:

/s/ William S. Berno         Arlington, Virginia                August 14, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name



         -----------------------     --------------------------

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       69

Form 13F Information Table Value Total: $395,692,645


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                     FORM 13F INFORMATION TABLE


                                                                                  Shrs or    Sh/Put     Invstmt  Other    Voting
Name of Issuer                       Type of Class     Cusip             Value    Prn Amt    Prn/Call   Dscrtn   Mgrs    Authority
Adams Res Energy Inc.                COM NEW          006351308          817,034     24,940  SH         Sole     N/A       Sole
Air France KLM                       SPONSORED ADR    009119108       11,497,119    491,120  SH         Sole     N/A       Sole
Alliance One Intl Inc.               COM              018772103       33,212,976  7,480,400  SH         Sole     N/A       Sole
Allied Defense Group, Inc.           COM              019118108        7,180,835    326,550  SH         Sole     N/A       Sole
American Pac Corp.                   COM              028740108        6,758,185    866,434  SH         Sole     N/A       Sole
Audiovox Corp                        CL A             050757103       17,450,595  1,277,496  SH         Sole     N/A       Sole
BKF Cap Group Inc                    COM              05548G102        3,157,500    505,200  SH         Sole     N/A       Sole
Bassett Furniture Inds Inc           COM              070203104        8,702,791    470,167  SH         Sole     N/A       Sole
Berkshire Hathaway Inc Del           CL B             084670207          444,278        146  SH         Sole     N/A       Sole
Books-A-Million Inc.                 COM              098570104       11,120,639    666,705  SH         Sole     N/A       Sole
Bowl Amer Inc.                       CL A             102565108          727,202     49,979  SH         Sole     N/A       Sole
Boykin Lodging Co                    COM              103430104        1,089,000    100,000  SH         Sole     N/A       Sole
CF Inds Hldgs Inc.                   COM              125269100       16,249,983  1,139,550  SH         Sole     N/A       Sole
CPAC Inc.                            COM              126145101        2,087,470    372,098  SH         Sole     N/A       Sole
California First Ntnl Bancor         COM              130222102        8,360,627    579,392  SH         Sole     N/A       Sole
Ceres Group, Inc.                    COM              156772105          827,770    133,082  SH         Sole     N/A       Sole
Delta Apparel Inc.                   COM              247368103        6,658,890    388,500  SH         Sole     N/A       Sole
Dillards Inc.                        CL A             254067101       21,963,760    689,600  SH         Sole     N/A       Sole
Dominion Homes Inc                   COM              257386102        9,321,550  1,041,514  SH         Sole     N/A       Sole
Duckwall-ALCO Stores Inc New         COM              264142100        5,274,258    175,750  SH         Sole     N/A       Sole
Excel Maritime Carriers Ltd          COM              V3267N107          207,000     20,000  SH         Sole     N/A       Sole
Exide Technologies                   COM NEW          302051206        2,568,000    600,000  SH         Sole     N/A       Sole
Exxon Mobil Corp.                    COM              30231G102          429,450      7,000  SH         Sole     N/A       Sole
General Electric Co                  COM              369604103          214,240      6,500  SH         Sole     N/A       Sole
Handleman Co Del                     COM              410252100        4,254,300    522,000  SH         Sole     N/A       Sole
Head NV                              NY REGISTRY SH   422070102        7,737,975  2,167,500  SH         Sole     N/A       Sole
IDT Corp                             COM              448947101          266,640     20,200  SH         Sole     N/A       Sole
IDT Corp                             CL B             448947309        1,449,329    105,100  SH         Sole     N/A       Sole
Imperial Sugar Co New                COM NEW          453096208       17,548,578    739,822  SH         Sole     N/A       Sole
International Alum Corp              COM              458884103          796,100     20,950  SH         Sole     N/A       Sole
International Shipholding Co         COM NEW          460321201        1,377,496    102,875  SH         Sole     N/A       Sole
Sanfilippo John B. & Son Inc.        COM              800422107        2,253,242    170,056  SH         Sole     N/A       Sole
Lodgian Inc.                         COM PAR .01     54021P403        2,255,775     158,300  SH         Sole     N/A       Sole
MAIR Holdings Inc.                   COM              560635104        8,711,096  1,402,753  SH         Sole     N/A       Sole
MI Devts Inc                         CL A SUB VTG     55304X104        5,454,288    160,846  SH         Sole     N/A       Sole
Markel Corp                          COM              570535104          399,050      1,150  SH         Sole     N/A       Sole
Marsh Supermarket Inc                CL B             571783208        3,741,048    311,754  SH         Sole     N/A       Sole
Medallion Finl Corp.                 COM              583928106        3,241,814    250,140  SH         Sole     N/A       Sole
Nathan Famous Inc New                COM              632347100        1,787,400    132,400  SH         Sole     N/A       Sole
National Presto Inds Inc             COM              637215104          807,726     15,450  SH         Sole     N/A       Sole
National RV Hldgs Inc                COM              637277104        3,827,034    707,400  SH         Sole     N/A       Sole
Northern Orion Res Inc.              SPONSORED ADR    665575106          122,958     25,300  SH         Sole     N/A       Sole
Novartis AG                          COM              66987V109          264,208      4,900  SH         Sole     N/A       Sole
Olympic Steel Inc.                   COM              68162K106        2,659,594     75,151  SH         Sole     N/A       Sole
PMA Cap Corp                         Cl A             693419202       31,033,066  3,012,919  SH         Sole     N/A       Sole
PXRE Group Ltd.                      COM              G73018106        3,734,694  1,003,950  SH         Sole     N/A       Sole
Pemstar Inc.                         COM              706552106        8,964,751  2,613,630  SH         Sole     N/A       Sole
Pope & Talbot Inc.                   COM              732827100        6,045,904    970,450  SH         Sole     N/A       Sole
Prospect Energy Corp                 COM              74348T102        5,410,550    318,455  SH         Sole     N/A       Sole
Quaker Fabric Corp New               COM              747399103        2,843,005  2,090,445  SH         Sole     N/A       Sole
Quanta Capital Hldgs Ltd             SHS              G7313F106        5,274,048  2,036,312  SH         Sole     N/A       Sole
Quipp Inc                            COM              748802105          986,657    119,450  SH         Sole     N/A       Sole
Reliant Energy Inc.                  COM              75952B105        8,903,536    743,200  SH         Sole     N/A       Sole
Royal Group Technologies Ltd         COM              779915107       15,443,507  1,371,537  SH         Sole     N/A       Sole
SCPIE Hldgs                          COM              78402P104       15,408,287    662,722  SH         Sole     N/A       Sole
SLM Corp                             COM              78442p106          381,024      7,200  SH         Sole     N/A       Sole
SWS Group Inc.                       COM              78503N107          376,272     15,600  SH         Sole     N/A       Sole
Sea Containers LTD                   CL A             811371707       12,302,096  2,589,915  SH         Sole     N/A       Sole
Sparton Corp                         COM              847235108           98,086     11,540  SH         Sole     N/A       Sole
Specialty Underwriters'Alliance      COM              84751T309        2,646,970    396,253  SH         Sole     N/A       Sole
Superior Inds Intl Inc.              COM              868168105       15,994,605    874,500  SH         Sole     N/A       Sole
TOP Tankers, Inc.                    COM              Y8897Y107          100,320     16,000  SH         Sole     N/A       Sole
Tandy Brands Accessories Inc.        COM              875378101        1,913,937    184,743  SH         Sole     N/A       Sole
Technology Solutions Co              COM NEW          87872T207          469,151     50,719  SH         Sole     N/A       Sole
Terra Inds Inc.                      COM              880915103        2,835,287    445,100  SH         Sole     N/A       Sole
USEC Inc.                            COM              90333E108        7,108,223    599,850  SH         Sole     N/A       Sole
Vornado Rlty Tr                      SH BEN INT       929042109          487,750      5,000  SH         Sole     N/A       Sole
Wells Fargo & Co New                 COM              949746101          201,240      3,000  SH         Sole     N/A       Sole
Winthrop Rlty Tr                     SH BEN INT       976391102        1,452,876    244,592  SH         Sole     N/A       Sole

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